Note 10 - Equity Method Investments (Details Textual) $ in Thousands				6 Months Ended		12 Months Ended
	Jul. 25, 2019 USD ($) shares	Jul. 17, 2019	Nov. 12, 2018 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Number of Jointly Owned Companies			5	6
Income (Loss) from Equity Method Investments, Total				$ 4,951	$ 8,241
York [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares) | shares			7,600,000
Excess Amount of Acquisition			$ 5,171
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage			40.00%
Purchase from York [Member] | York [Member]
Asset Acquisition, Percentage of Assets		60.00%
Number of Vessels Acquired		5
Twenty-foot Equivalent Units Measured on Each Vessel Acquired		14,000
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued (in shares) | shares	2,883,015
Noncash or Part Noncash Acquisition, Net Nonmonetary Assets Acquired (Liabilities Assumed), Total	$ 15,130
Vessel Owning Companies of Five Vessels Purchased from York [Member]
Number of Businesses Acquired				5
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total				$ 141,040
Vessel Owning Companies of Five Vessels Purchased from York [Member] | Minimum [Member]
Business Acquisition, Percentage of Voting Interests Acquired				51.00%
Vessel Owning Companies of Five Vessels Purchased from York [Member] | Maximum [Member]
Business Acquisition, Percentage of Voting Interests Acquired				75.00%
Steadman Maritime Co., Geyer Maritime Co. and Goodway Maritime Co. [Member]
Proceeds from Dividends Received						$ 3,700
Kemp Maritime Co., Hyde Maritime Co., Ainsley Maritime Co., Ambrose Maritime Co. and Skerrett Maritime Co. [Member]
Proceeds from Dividends Received						44,185
Platt Maritime Co. and Sykes Maritime Co. [Member]
Proceeds from Dividends Received						$ 1,764